PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Fixed assets, net of accumulated depreciation	$ 633,507		$ 712,866	$ 302,689
Accumulated depreciation	(312,696)		(261,839)	(222,228)
Depreciation expense	$ 84,678	$ 30,553	$ 80,125	$ 1,890